Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories

	2025	2024
	£m	£m
Fuel stocks	95	188
Raw materials and consumables	356	542
Emission allowances	106	98
	557	828